Long-Term Debt - NOK Bonds - Additional Information (Details) $ in Thousands, kr in Billions	3 Months Ended		6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 NOK (kr)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Carrying amount of debt	$ 1,744,627		$ 1,744,627			$ 1,810,374
Foreign exchange gains (losses)	8,443	$ (15,825)	$ 7,170	$ (19,393)
Minimum
Debt Instrument [Line Items]
Variable interest rate on debt			0.30%
Maximum
Debt Instrument [Line Items]
Variable interest rate on debt			3.25%
Bonds
Debt Instrument [Line Items]
Senior unsecured bonds issued | kr					kr 3.1
Carrying amount of debt	380,491		$ 380,491			$ 377,856
Bonds | Foreign Exchange Contract
Debt Instrument [Line Items]
Transfer of principal amount	$ 430,500		$ 430,500
Bonds | Minimum | Foreign Exchange Contract
Debt Instrument [Line Items]
Fixed interest rate	5.92%		5.92%		5.92%
Bonds | Maximum | Foreign Exchange Contract
Debt Instrument [Line Items]
Fixed interest rate	7.72%		7.72%		7.72%
Bonds | NIBOR | Minimum
Debt Instrument [Line Items]
Variable interest rate on debt			3.70%
Bonds | NIBOR | Maximum
Debt Instrument [Line Items]
Variable interest rate on debt			6.00%